Significant Accounting Policies - Summary of Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	3 years
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	10 years
License
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	3 years
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	3 years